Income taxes - Tax Rate Reconciliation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accounting profit	SFr 279.6	SFr 69.1	SFr 77.9
Expected tax rate (in percentage)	19.60%	19.70%	19.70%
Expected tax expense	SFr 54.8	SFr 13.6	SFr 15.3
Tax rate effect of income taxed at different tax rate (in percentage)	0.005	(0.018)	0.020
Tax effect of income taxed at different tax rate	SFr 1.4	SFr (1.3)	SFr 1.5
Tax rate effect of not deductible expense (in percentage)	3.10%	10.30%	9.20%
Tax effect of not deductible expenses	SFr 8.8	SFr 7.1	SFr 7.2
Tax rate effect of non-taxable income and tax incentives (in percentage)	(4.00%)	(22.40%)	(9.50%)
Tax effect of non-taxable income and tax incentives	SFr (11.1)	SFr (15.5)
Tax rate effect of (de)recognition of tax losses (in percentage)	(0.20%)	(2.40%)	2.90%
Tax effect of (de)recognition of tax losses	SFr (0.6)	SFr (1.7)	SFr 2.2
Tax rate effect from tax rate changes (in percentage)	(0.10%)	0.70%	0.00%
Tax effect from tax rate changes	SFr (0.2)	SFr 0.5	SFr 0.0
Tax rate effect of prior year adjustments (in percentage)	(0.90%)	(20.50%)	1.90%
Tax effect prior year adjustments	SFr (2.6)	SFr (14.2)	SFr 1.5
Other tax rate effects (in percentage)	(4.70%)	1.30%	(0.30%)
Other tax effects	SFr (13.3)	SFr 0.9	SFr (0.2)
Effective tax rate (in percentage)	13.40%	(15.10%)	25.90%
Income tax expense (benefit)	SFr 37.4	SFr (10.5)	SFr 20.2
Income not subject to tax, netting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of non-taxable income and tax incentives			SFr (7.4)